Accrued Liabilities and Other Payables - Schedule of Accrued Liabilities and Other Payables (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accrued Liabilities and Other Payables [Abstract]
Accrued loan commitment fee	$ 138,000
Accrued business expense reimbursement	12,423	34,781
Interest payable	42,333
Taxes payable	53,456	176,316
Others	34,851	17,703
Total	$ 281,063	$ 228,800